787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 2, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 314 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-6444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 314 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 314 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”) with respect to QS Batterymarch Global Equity Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect changes to the Fund’s 80% investment policy and the portfolio managers’ selection process that became effective on June 16, 2014 and were disclosed in supplements dated May 12, 2014 to the Fund’s current summary prospectus and prospectus dated March 1, 2014.

Other than those changes, the prospectus disclosures are substantially similar to those in the Fund’s current prospectus, dated March 1, 2014, and the disclosures in the sections of the prospectus captioned “More on fund management” through the end of the prospectus are substantially similar to the prospectuses of other funds managed by Legg Mason that have been reviewed by the Staff. Similarly, the disclosures in the Fund’s Statement of Additional Information (“SAI”), except for changes to the section captioned “Investment Objective and Management Policies” to reflect the changes to the Fund’s principal investment strategies, are substantially similar to those in the Fund’s current SAI, dated March 1, 2014, and the disclosures in the sections of the SAI captioned “Management” through the end of the SAI are substantially similar to the SAIs of other Legg Mason funds that have been reviewed by the Staff. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on February 20, 2015 pursuant to Rule 485(a)(1) under the 1933 Act.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Barbara Allen, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Elizabeth G. Miller, Willkie Farr & Gallagher LLP